Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Trade and Other Receivables

Note 7 - Trade and Other Receivables

	December 31
	2024	2023
	€ in thousands
Current Assets - Trade and Revenue receivables:
Trade receivable	980	205
Income receivable	4,413	1,013
	5,393	1,218
Current Assets - Other receivables:
Government authorities	5,886	4,851
Interest receivable	193	221
Advance tax payment	74	1,028
Inventory	909	1,170
Loan to others	-	1,246
Insurance receivable (see Note 6D)	5,602	-
Prepaid expenses and other	2,677	1,983
	15,341	10,499
Non-current Assets - Long term receivables:
Prepaid expenses associated with long-term loans	12,186	9,265
Annual rent deposits	688	656
Loans to others	537	509
Other	-	16
	13,411	10,446